Dividends - Summary of Declared Dividends (Details) - USD ($)				3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Q1 2023
Dividends Payable [Line Items]
Dividend, ordinary shares, in usd per share						$ 0.41
Dividends on ordinary shares						$ 25,000,000
Q2 2023
Dividends Payable [Line Items]
Dividend, ordinary shares, in usd per share					$ 2.48
Dividends on ordinary shares					$ 150,000,000
Q3 2023
Dividends Payable [Line Items]
Dividend, ordinary shares, in usd per share				$ 0.33
Dividends on ordinary shares				$ 20,000,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Preference shares, rate	5.625%						5.625%	5.625%	5.625%
Depositary share interest				0.10%			0.10%	0.10%	0.10%
Depositary share dividend				$ 0.35156			$ 0.35156	$ 0.35156
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q1 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share						$ 351.56
Dividends on preference shares						$ 3,515,600
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q2 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share					$ 351.56
Dividends on preference shares					$ 3,515,600
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q3 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share				$ 351.56
Dividends on preference shares				$ 3,515,600
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Preference shares, rate			5.95%				5.95%	5.95%	5.95%
5.950% Preference Shares (AHL PRC) | Q1 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share						$ 0.60
Dividends on preference shares						$ 6,595,000
5.950% Preference Shares (AHL PRC) | Q2 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share					$ 0.61
Dividends on preference shares					$ 6,669,300
5.950% Preference Shares (AHL PRC) | Q3 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share				$ 0.61
Dividends on preference shares				$ 6,741,900
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Preference shares, rate		5.625%					5.625%	5.625%	5.625%
5.625% Preference Shares (AHL PRD) | Q1 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share						$ 0.35
Dividends on preference shares						$ 3,516,000
5.625% Preference Shares (AHL PRD) | Q2 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share					$ 0.35
Dividends on preference shares					$ 3,516,000
5.625% Preference Shares (AHL PRD) | Q3 2023
Dividends Payable [Line Items]
Dividend, preference shares, in usd per share				$ 0.35
Dividends on preference shares				$ 3,516,000